Vanguard Global Environmental Opportunities Stock Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retail Prospectus [Member] | Vanguard Global Environmental Opportunities Stock Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	16.47%	0.33%	6.01%